Financial Instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial instruments

12. Financial instruments

12.1 Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2023 and December 31, 2022:

	At June 30 2023 £’000	At December 31 2022 £’000
Financial assets at amortized cost
Trade receivables	18,888	24,475
Contract assets	263	248
Lease deposits	4,356	5,664
	23,507	30,387

Current	19,151	24,723
Non-current	4,356	5,664

12.2 Financial liabilities

Set out below is an overview of financial liabilities held by the Group as at June 30, 2023 and December 31, 2022:

Financial liabilities: Interest-bearing loans and borrowings

			At June 30 2023	At December 31 2022
	Interest rate %	Maturity	£’000	£’000
Current
Convertible Notes	2%	Within one year	1,248	1,301
Stocking loans	Base rate + 0.5% – 2%	On earlier of sale or 180 days	82,350	161,592
Subscription facilities	Base rate + 1.7%	Within one year	763	14,983
Secured asset financing	3% – 12%	Within one year	1,024	1,479
Bank loans		Within one year	—	30
Lease liabilities	1% – 13%	Within one year	17,972	28,596
			103,357	207,981

Non-current
Convertible Notes	2%	2027	275,169	265,631
Secured asset financing	3% – 12%	2026 – 2027	2,338	4,113
Lease liabilities	1% – 13%	2024 – 2042	76,056	88,864
			353,563	358,608

Other financial liabilities

	At June 30 2023	At December 31 2022
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	16	515
Embedded derivative	78,978	82,108
	78,994	82,623

Current	—	—
Non-current	78,994	82,623

12.3 Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans, subscription facilities, secured asset financing and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans, subscription facilities, secured asset financing and trade and other payables has been measured using Level 3 valuation inputs.

Warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Black-Scholes model.

The public warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Binomial Lattice model. The public warrants were previously classified as Level 1 as at December 31, 2022 with a fair value of £0.2 million. However, they were transferred into Level 3 during the six months ended June 30, 2023 following the suspension in trading of the public warrants by the NYSE on January 3, 2023.

The embedded derivative of the Convertible Notes is classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Monte-Carlo simulation to model the conversion, redemption and repayment premium features.

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as at June 30, 2023:

	Level 1	Level 2	Level 3	Total
At June 30, 2023	£’000	£’000	£’000	£’000
Warrants	—	—	16	16
Embedded derivative	—	—	78,978	78,978
	—	—	78,994	78,994

The following information is relevant in the determination of fair value of the warrants and the embedded derivative at June 30, 2023:

	Warrants	Embedded derivative

Expected term (years)	7	4
Expected volatility	81.1%	79.6%
Dividend yield	Nil	Nil
Risk free interest rate	4.08%	4.38%

Reconciliation of fair values

The fair value movements are set out as follows:

	Warrants	Embedded derivative	Total
	£’000	£’000	£’000
At January 1, 2023	515	82,108	82,623

Fair value movement	(478)	226	(252)
Foreign exchange movements	(21)	(3,356)	(3,377)
At June 30, 2023	16	78,978	78,994

The fair value decrease and foreign exchange movements is recognized in the statement of profit or loss within other income and expenses.

Sensitivity analysis

For the warrants, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.0 million.

For the embedded derivative, a 100 basis point increase in the credit spread would decrease the fair value by £76.6 million.